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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______
  This Amendment (Check only one.):    [_] is a restatement.
                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Temasek Holdings (Private) Limited
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Address:   60B Orchard Road #06-18 Tower 2
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           The Atrium@Orchard
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           Singapore 238891
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Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cheong Kok Tim
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Title:     Authorized Signatory
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Phone:     +65 6828 6969
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Signature, Place, and Date of Signing:

            /s/ Cheong Kok Tim        Singapore       May 14, 2012
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       11
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Form 13F Information Table Entry Total:  18
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Form 13F Information Table Value Total:  2,766,555
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number Name

1     28-13096             Baytree Investments (Mauritius) Pte Ltd

2     28-14160             Dunearn Investments (Mauritius) Pte Ltd

3     28-14161             Lionfish Investments Pte. Ltd.

4     28-14159             Mantaray Investments (Mauritius) Pte. Ltd.

5     28-14164             Marina Capital Pte. Ltd.

6     28-14158             Northbrooks Investments (Mauritius) Pte Ltd

7     28-14162             Seatown Holdings Pte. Ltd.

8     28-13095             Seletar Investments Pte Ltd

9     28-14803             Sherwood Investments Pte Ltd

10    28-13090             Temasek Capital (Private) Limited

11    28-14163             Tembusu Capital Pte. Ltd.

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                          FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7            COLUMN 8
-------------------- --------- --------- --------- ------------------- ---------- --------------- ----------------------
                     TITLE OF             VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER          VOTING AUTHORITY
  NAME OF ISSUER      CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION    MANAGERS        SOLE    SHARED NONE
-------------------- --------- --------- --------- ---------- --- ---- ---------- --------------- ---------- ------ ----
ABERCROMBIE & FITCH
  CO                   CL A    002896207    14,883    300,000 SH        DEFINED      3,5,7,11        300,000
AMYRIS INC              COM    03236M101    27,557  5,319,921 SH        DEFINED                    5,319,921
BAIDU INC            SPON ADR
                       REP A   056752108    41,853    287,114 SH        DEFINED                      287,114
CLEAN ENERGY FUELS                                                                1,2,3,5,7,8,10,
  CORP                  COM    184499101    43,092  2,024,990 SH        DEFINED         11         2,024,990
ISHARES TR            S&P 500
                       INDEX   464287200    25,627    181,478 SH        DEFINED                      181,478
ISOFTSTONE HLDGS LTD SPONSORED
                        ADS    46489B108    13,585  1,538,461 SH        DEFINED       2,8,10       1,538,461
JPMORGAN CHASE & CO     COM    46625H100    19,982    434,571 SH        DEFINED      3,5,7,11        434,571
KOSMOS ENERGY LTD       SHS    G5315B107     2,247    169,700 SH        DEFINED      2,6,8,10        169,700
LEVEL 3
  COMMUNICATIONS INC  COM NEW  52729N308 1,299,329 50,498,593 SH        DEFINED                   50,498,593
MINDRAY MEDICAL
  INTL LTD           SPON ADR  602675100     7,411    224,777 SH        DEFINED      1,2,8,10        224,777
MOSAIC CO NEW                                                                     2,3,4,5,6,7,8,
                        COM    61945C103 1,114,653 20,160,119 SH        DEFINED       9,10,11     20,160,119
NETQIN MOBILE INC    ADR REPR
                       CL A    64118U108       373     35,024 SH        DEFINED       2,8,10          35,024
PEABODY ENERGY CORP     COM    704549104    19,108    659,800 SH        DEFINED      2,6,8,10        659,800
PETROLEO BRASILEIRO   SP ADR
  SA PETRO            NON VTG  71654V101    84,121  3,291,131 SH        DEFINED      1,2,8,10      3,291,131
POTASH CORP SASK INC    COM    73755L107     6,854    150,000 SH        DEFINED     3,4,5,7,11       150,000
SEADRILL LIMITED        SHS    G7945E105    14,363    382,900 SH        DEFINED     3,4,5,7,11       382,900
SPDR S&P 500 ETF TR   TR UNIT  78462F103    25,599    181,798 SH        DEFINED                      181,798
WALTER ENERGY INC       COM    93317Q105     5,921    100,000 SH        DEFINED      3,5,7,11        100,000

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